Investment In Joint Ventures And Associates Changes in the carrying value of investments in joint ventures and associates accounted for using the equity method of accounting (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		₩ 439,012		₩ 643,861		₩ 648,436
Acquisition cost		592,148		780,911		714,904
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		13,389		3,857		(13,812)
Acquisition		192,760		48,702		84,100	[1]
Disposal and others		(70,946)	[2]	(236,654)	[3]	(58,234)
Dividends		(60,621)		(14,213)		(18,774)
Change in capital		6,663		(5,368)		4,604
Impairment		(114,903)		(1,173)		(56,311)
Others		11,697	[4]			53,852
Ending		417,051		439,012		643,861
Woori Blackstone Korea Opportunity No.1 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		15,289		56,044		100,436
Acquisition cost				43,917		81,608
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(4,617)		10,093		9,266
Disposal and others		(7,369)	[2]	(37,036)	[3]	(37,367)
Dividends		(3,303)		(13,812)		(16,291)
Ending				15,289		56,044
Kumho Tire Co Inc
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		200,332		214,051		224,829
Acquisition cost		175,652		175,652		175,652
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(102)		(13,172)		(11,979)
Change in capital		1,545		(546)		1,201
Impairment		(102,842)
Ending		98,933		200,332		214,051
Woori Service Networks Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		145		139		130
Acquisition cost		108		108		108
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		21		18		21
Dividends		(8)		(12)		(12)
Ending		158		145		139
Korea Credit Bureau Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		5,592		5,291		3,378
Acquisition cost		3,313		3,313		2,215
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		371		436		335
Acquisition	[1]					1,098
Dividends		(147)		(135)
Change in capital						480
Ending		5,816		5,592		5,291
Korea Finance Security Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		3,376		3,711		4,272
Acquisition cost		3,266		3,266		3,337
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		197		(281)		(425)
Disposal and others						(81)
Dividends		(54)		(54)		(55)
Ending		3,519		3,376		3,711
United PF First corporate financial stability
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning				187,592		203,418
Acquisition cost				172,441		191,617
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)				3,265		3,350
Disposal and others				(190,857)	[3]	(19,176)
Ending						187,592
Chin Hung International Inc
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		43,032		43,935		28,491
Acquisition cost		89,725		89,725		60,275
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(14,375)		(996)		(14,489)
Acquisition		41,053	[4]			29,451	[1]
Change in capital		1,535		92		482
Others	[4]	(26,144)
Ending		45,101		43,032		43,935
Poonglim Industrial Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning				5,313
Acquisition cost		13,916		13,916		13,917
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(6,733)		(2,378)		10,643
Change in capital				(2,935)		(1)
Impairment						(22,472)
Others		6,733	[4]			17,143
Ending						5,313
STX Engine Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		43,036		51,276		2,293
Acquisition cost		92,038		92,038		47,008
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(1,010)		(6,665)		(3,901)
Acquisition	[1]					45,030
Disposal and others	[2]	(46,217)
Change in capital		4,191		(1,575)		1,823
Others						6,031
Ending				43,036		51,276
Samho Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		19,729		14,325		11,257
Acquisition cost		7,492		7,492		7,492
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		2,021		5,392		3,012
Disposal and others	[2]	(16,354)
Change in capital		(73)		12		56
Impairment		(5,323)
Ending				19,729		14,325
STX Corporation
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning				4,251		14,347
Acquisition cost		42,215		42,215		42,215
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(29,788)		(4,222)		(10,673)
Acquisition	[4]	8,546
Change in capital		417		(29)		559
Others		27,772	[4]			18
Ending		6,947				4,251
Osung LST Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning				10,985		18,482
Acquisition cost				15,405		15,405
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)				(2,903)		(4,322)
Disposal and others	[3]			(6,909)
Change in capital						4
Impairment				(1,173)		(33,839)
Others						30,660
Ending						10,985
Saman Corporation
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		8,699		8,521
Acquisition cost		8,521		8,521		8,521
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(733)		252
Acquisition	[1]					8,521
Change in capital		26		(74)
Impairment		(6,738)
Ending		1,254		8,699		8,521
K-Growth crowd 2step fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost				800
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)				(13)
Acquisition	[5]			800
Disposal and others	[3]			(787)
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		13,118
Acquisition cost		13,602		13,602
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(582)		(640)
Acquisition		15,729	[4]	13,602	[5]
Disposal and others	[2]	(498)
Change in capital		(156)		156
Ending		27,611		13,118
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		1,800
Acquisition cost		1,800		1,800
Changes in investments in associates and joint ventures [Abstract]
Acquisition		5,040	[4]	1,800	[5]
Ending		6,840		1,800
K BANK Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		30,442
Acquisition cost		32,500		32,500
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(11,381)		(1,589)
Acquisition		12,892	[4]	32,500
Change in capital		(245)		(469)
Others	[4]	27
Ending		31,735		30,442
Smart Private Equity Fund No.2
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		3,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(68)
Acquisition	[4]	3,000
Ending		2,932
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		1,500
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(43)
Acquisition	[4]	3,000
Ending		2,957
Well to Sea No.3 Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		102,500
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		80,894
Acquisition	[4]	102,500
Disposal and others	[2]	(508)
Change in capital		(577)
Ending		182,309
Woori Renaissance Holdings
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning		54,422		37,121		36,019
Acquisition cost				63,000		63,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(622)		17,303		3,518
Dividends		(57,109)		(2)		(2,416)
Others	[4]	3,309
Ending				54,422		37,121
Woori Columbus First Private Equity Fund
Disclosure of changes in investments in associates and joint ventures [Line Items]
Beginning				1,306		1,084
Acquisition cost				1,200		1,200
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)				(43)		222
Disposal and others	[3]			(1,065)
Dividends				₩ (198)
Ending						1,306
Nomura-Rifa Private Real Estate Investment Trust No.17
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost		1,000
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)		(61)
Acquisition	[4]	1,000
Ending		₩ 939
Phoenix Digital Tech Co Ltd
Disclosure of changes in investments in associates and joint ventures [Line Items]
Acquisition cost						1,334
Changes in investments in associates and joint ventures [Abstract]
Share of profits(losses)						1,610
Disposal and others						₩ (1,610)

[1]	Investments in associates increased by 83,002 million Won due to transfers between accounts, such as loan-equity swap occurred during the year ended December 31, 2015
[2]	The Investments in Associates reclassified as assets held for sale amount to 62,571 million Won, of which 16,354 million Won was disposed of during the year ended December 31, 2017.
[3]	The transfers from investments in associates to AFS financial assets amounted to 155,220 million Won and the transfers from investments in associates to assets held for sale amounted to 6,909 million Won during the year ended December 31, 2016.
[4]	Changes in investments in joint ventures and associates due to debt-equity swap is 51,227 million Won during the year ended December 31, 2017.
[5]	AFS financial assets decreased by 5,421 million Won due to transfers to investments in associates during the year ended December 31, 2016.